Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Property, Plant and Equipment
Balance, beginning	$ 2,765	$ 985
Balance, end	3,180	2,765
Cost
Property, Plant and Equipment
Balance, beginning	28,626	26,649
Additions	1,029	1,977
Effect of foreign exchange translation	52
Balance, end	29,707	28,626
Accumulated amortisation
Property, Plant and Equipment
Balance, beginning	(25,861)	(25,664)
Amortisation	(666)	(214)
Effect of foreign exchange translation		17
Balance, end	(26,527)	(25,861)
Leasehold improvements
Property, Plant and Equipment
Balance, beginning	181
Balance, end	142	181
Leasehold improvements | Cost
Property, Plant and Equipment
Balance, beginning	187
Additions		187
Balance, end	187	187
Leasehold improvements | Accumulated amortisation
Property, Plant and Equipment
Balance, beginning	(6)
Amortisation	(39)	(6)
Balance, end	(45)	(6)
Furniture and fixtures
Property, Plant and Equipment
Balance, beginning	11
Balance, end	30	11
Furniture and fixtures | Cost
Property, Plant and Equipment
Balance, beginning	12
Additions	22	12
Balance, end	34	12
Furniture and fixtures | Accumulated amortisation
Property, Plant and Equipment
Balance, beginning	(1)
Amortisation	(3)	(1)
Balance, end	(4)	(1)
Demonstration plant (formerly Pilot plant) (Note 7)
Property, Plant and Equipment
Balance, beginning	795	985
Balance, end	812	795
Demonstration plant (formerly Pilot plant) (Note 7) | Cost
Property, Plant and Equipment
Balance, beginning	26,649	26,649
Effect of foreign exchange translation	16
Balance, end	26,665	26,649
Demonstration plant (formerly Pilot plant) (Note 7) | Accumulated amortisation
Property, Plant and Equipment
Balance, beginning	(25,854)	(25,664)
Amortisation		(207)
Effect of foreign exchange translation	1	17
Balance, end	(25,853)	(25,854)
Aqualung Carbon Capture Pilot Plant
Property, Plant and Equipment
Balance, beginning	1,778
Balance, end	1,259	1,778
Aqualung Carbon Capture Pilot Plant | Cost
Property, Plant and Equipment
Balance, beginning	1,778
Additions	68	1,778
Effect of foreign exchange translation	38
Balance, end	1,884	$ 1,778
Aqualung Carbon Capture Pilot Plant | Accumulated amortisation
Property, Plant and Equipment
Amortisation	(624)
Effect of foreign exchange translation	(1)
Balance, end	(625)
Land for future South West Arkansas Project Plant
Property, Plant and Equipment
Balance, end	937
Land for future South West Arkansas Project Plant | Cost
Property, Plant and Equipment
Additions	939
Effect of foreign exchange translation	(2)
Balance, end	$ 937